Nationwide Life Insurance Company: • Nationwide Variable Account - 4

Prospectus supplement dated December 3, 2009

to Prospectus dated May 1, 2009

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The Rydex Variable Insurance Trust – International Opportunity Fund is added to the list of sub-accounts that are not designed to support active trading strategies listed on Page 1 of the prospectus as follows:

The contracts sold with this prospectus are designed to support active trading strategies that require frequent movement between or among certain sub-accounts (except for non-Rydex Variable Trust sub-accounts and the following sub-accounts of the Rydex Variable Trust: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Alternative Strategies Allocation Fund , Hedged Equity Fund, Managed Futures Strategy Fund, Multi-Cap Core Equity Fund, All-Cap Opportunity Fund, and International Opportunity Fund which are not available for frequent transfers).  A contract owner who does not wish to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts.

2.  The Rydex Variable Insurance Trust – International Opportunity Fund is added to the list of limited transfer funds in the "Frequent Trading and Transfer Restrictions" sub-section of the "Operation of the Contract" section of the prospectus as follows:

Frequent Trading and Transfer Restrictions

The contracts sold with this prospectus are designed to support active trading strategies that require frequent movement between or among certain sub-accounts.  A contract owner who does not intend to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts.

All of the sub-accounts are available for frequent transfers except for sub-accounts corresponding to the following underlying mutual funds of the Rydex Variable Trust:

• Multi-Hedge Strategies Fund,

• Alternative Strategies Allocation Fund,

• Commodities Strategy Fund,

• Hedged Equity Fund,

• Managed Futures Strategy Fund,

• Multi-Cap Core Equity Fund,

• All-Cap Opportunity Fund, and

• International Opportunity Fund.

For purposes of this provision, these sub-accounts are referred to as the “limited transfer funds.”